FINANCIAL INSTRUMENTS - Reconciliation of Carrying Amount of Financial Instruments Classified as Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the carrying amount of financial instruments [abstract]
Balance at the beginning of the year	$ 743,412
Net foreign exchange differences	(790)	$ 1,945	$ (2,663)
Valuation adjustment made to non-controlling interest put options	(3,339)	0	1,833
Balance at end of the year	753,512	743,412
Level 3 | Non-controlling interest put options
Reconciliation of the carrying amount of financial instruments [abstract]
Balance at the beginning of the year	10,499	0
Net foreign exchange differences	(204)	(389)
Valuation adjustment made to non-controlling interest put options	(3,339)
Balance at end of the year	$ 13,634	10,499	$ 0
Level 3 | Non-controlling interest put options | Airtrax Acquisition
Reconciliation of the carrying amount of financial instruments [abstract]
Non-controlling interest put options resulting from the Airtrax Acquisition		$ 10,888